Summary of Nonvested Restricted Stock Units Activity (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RSUs shares
Nonvested Units at beginning of year	2,698
Granted	1,145
Vested	(1,355)
Forfeited	(287)
Nonvested Units at end of year	2,201	2,698
RSUs weighted-average grant date fair value
Weighted-average grant date fair value Nonvested Units at beginning of year	$ 32.90
Weighted-average grant date fair value Granted	55.11	$ 40.32	$ 66.65
Weighted-average grant date fair value Vested	29.84
Weighted-average grant date fair value Forfeited	38.41
Weighted-average grant date fair value Nonvested Units at end of year	$ 45.65	$ 32.90